Debt (Components of Long-Term Debt) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt, Face Value	$ 569,100,000	$ 636,400,000
Long-term Debt, Carrying Value	567,400,000	635,900,000
Five-Year Revolving Credit Line Due June 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	62.0	0.0
Long-term Debt, Carrying Value	62.0	0.0
Maturity date of debt instrument	Jun. 01, 2016
4.6% Notes Due July 1, 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	135.2	135.2
Long-term Debt, Carrying Value	135.3	135.4
Interest rate of debt instrument, percentage	4.60%	4.60%	4.60%
Maturity date of debt instrument	Jul. 01, 2013	Jul. 01, 2013	Jul. 01, 2013
6.0% Notes Due October 1, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	249.6	250.0
Long-term Debt, Carrying Value	249.4	249.8
Interest rate of debt instrument, percentage	6.00%
Maturity date of debt instrument	Oct. 01, 2015
8.95% Notes Due July 1, 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	249.4	250.0
Long-term Debt, Carrying Value	249.0	249.5
Interest rate of debt instrument, percentage	8.95%
Maturity date of debt instrument	Jul. 01, 2017
Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	8.9	1.2
Long-term Debt, Carrying Value	7.8	1.2
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	705.1	636.4
Long-term Debt, Carrying Value	703.5	635.9
Less: Current Portion [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	(136.0)
Long-term Debt, Carrying Value	$ (136.1)